Interim condensed consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Share capital	Additional paid-in capital	Share premium	Other reserves	Retained earnings	Translation reserve	Total	Non-controlling interests	Total
Beginning balance, equity at Dec. 31, 2018	₽ 1	₽ 1,876	₽ 12,068	₽ 2,097	₽ 9,091	₽ 513	₽ 25,646	₽ 60	₽ 25,706
Beginning balance, shares outstanding at Dec. 31, 2018	61,451,513
Profit for the period					1,315		1,315	12	1,327
Exchange differences on translation of foreign operations / Foreign currency translation						(176)	(176)	(5)	(181)
Total comprehensive income, net of tax					1,315	(176)	1,139	7	1,146
Share-based payments				99			99		99
Exercise of options	127,267
Dividends to non-controlling interests								(35)	(35)
Ending balance, equity at Mar. 31, 2019	₽ 1	1,876	12,068	2,196	10,406	337	26,884	32	26,916
Ending balance, shares outstanding at Mar. 31, 2019	61,578,780
Beginning balance, equity at Dec. 31, 2019	₽ 1	1,876	12,068	2,576	10,557	289	27,367	70	27,437
Beginning balance, shares outstanding at Dec. 31, 2019	62,092,835
Profit for the period					1,587		1,587	12	1,599
Exchange differences on translation of foreign operations / Foreign currency translation						175	175	11	186
Debt instruments at FVOCI				(30)			(30)		(30)
Total comprehensive income, net of tax				(30)	1,587	175	1,732	23	1,755
Share-based payments				59			59		59
Exercise of options	32,765
Dividends					(1,012)		(1,012)		(1,012)
Dividends to non-controlling interests								(53)	(53)
Other				(9)			(9)		(9)
Ending balance, equity at Mar. 31, 2020	₽ 1	₽ 1,876	₽ 12,068	₽ 2,596	₽ 11,132	₽ 464	₽ 28,137	₽ 40	₽ 28,177
Ending balance, shares outstanding at Mar. 31, 2020	62,125,600